Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 27, 2013	Jan. 26, 2013	Oct. 27, 2012	Jul. 28, 2012	Apr. 28, 2012	Jan. 28, 2012	Oct. 29, 2011	Jul. 30, 2011	Apr. 30, 2011
Current deferred tax assets:
Estimated accrued liabilities	$ 129,408				$ 88,823
Inventory	82,785				19,674
Insurance liability	9,642				11,105
Valuation allowances - current	(4,926)
Total current deferred tax assets	216,909				119,602
Non-current deferred tax assets:
Loss and credit carryovers	59,493				75,817
Lease transactions	33,427				30,043
Pension	12,330				11,953
Stock-based compensation	8,740				9,946
Investments in equity securities	1,590				1,282
Other	1,817
Valuation allowances - non-current	(2,607)
Total non-current deferred tax assets	114,790				129,041
Total deferred tax assets	331,699				248,643
Current deferred tax liabilities:
Prepaid expenses	(7,015)				(7,827)
Total current deferred tax liabilities	(7,015)				(7,827)
Non-current deferred tax liabilities:
Goodwill and intangible asset amortization	(216,182)				(233,322)
Investment in Barnes & Noble.com	(79,034)				(69,025)
Depreciation	(50,790)				(63,216)
Other					(6,226)
Total non-current deferred tax liabilities	(346,006)				(371,789)
Total deferred tax liabilities	(353,021)				(379,616)
Net deferred tax liabilities	(21,322)				(130,973)
Balance sheet caption reported in:
Prepaid expenses and other current assets	209,893				111,775
Deferred tax liabilities	(231,215)	(247,449)	(266,853)	(242,384)	(242,748)	(249,410)	(249,842)	(253,690)	(254,106)
Net deferred tax liabilities	$ (21,322)				$ (130,973)